Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Interest rate swaps	$ 3.5	$ 1.8
Pension obligation and other temporary differences	0.9	0.6
Tax loss carry forwards	58.8	69.8
Total deferred tax assets before valuation allowance	63.2	72.2
Valuation allowance	0	(3.5)
Total deferred tax assets before netting	63.2	68.7
Netting positions	(29.5)	(25.3)
Net deferred tax asset	33.7	43.4
Deferred tax liabilities:
Property, plant and equipment	56.8	71.3
Foreign exchange forward contracts	5.7
Total deferred tax liabilities before netting	62.5	71.3
Netting positions	(29.5)	(25.3)
Net deferred tax liabilities	$ 33.0	$ 46.0